Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Schedule of Transactions
The following is a summary of significant transactions between the Telefónica Group and BBVA and la Caixa companies, carried out at market prices:

Millions of euros
2019	BBVA	La Caixa
Finance costs	32	7
Receipt of services	8	8
Purchase of goods	—	62
Other expenses	4	—
Total costs	44	77
Finance income	27	—
Dividends received (1)	11	N/A
Services rendered	13	63
Sale of goods	9	49
Other income	1	—
Total revenues	61	112
Purchase of assets	—	4
Finance arrangements: loans and capital contributions (borrower)	568	116
Finance arrangements: loans and capital contributions (lessee)	—	5
Guarantees	169	91
Commitments	—	89
Finance arrangements: loans and capital contributions (lender)	608	675
Dividends paid	121	108
Factoring operations	904	—
(1) At December 31, 2019, Telefónica held a 0.66% stake (0.66% stake at December 31, 2018) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

Millions of euros
2018	BBVA	La Caixa
Finance costs	37	9
Receipt of services	6	6
Purchase of goods	—	60
Other expenses	3	—
Total costs	46	75
Finance income	42	—
Dividends received	11	N/A
Services rendered	26	60
Sale of goods	3	48
Other income	2	—
Total revenues	84	108
Finance arrangements: loans and capital contributions (borrower)	368	368
Finance arrangements: loans and capital contributions (lessee)	—	10
Guarantees	202	104
Commitments	—	94
Finance arrangements: loans and capital contributions (lender)	595	891
Dividends	124	105
Factoring operations	643	300